Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Disclosure of share option activity
The following table summarises our share option activity for the periods presented:

	2021		2020		2019
	Shares	Average exercise price	Shares	Average exercise price	Shares	Average exercise price
	thousands	US$	thousands	US$	thousands	US$
Outstanding at beginning of year	4,051	31.68	4,815	29.8	6,542	26.51
Granted	—	—	—	—	—	—
Exercised	(1,290)	26.33	(761)	19.79	(1,722)	17.33
Forfeited, expired or cancelled	(3)	19.68	(3)	31.97	(5)	19.23
Outstanding at end of year	2,758	34.19	4,051	31.68	4,815	29.8
Options exercisable at end of year	2,758	34.19	4,051	31.68	4,815	29.8

Disclosure of range of exercise prices of outstanding share options
The following table summarises the weighted average remaining life of options outstanding for the periods presented:

	2021		2020		2019
Range of exercise prices	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life
US$	thousands	years	thousands	years	thousands	years
15.01 to 25.00	151	0.85	931	1.75	1,681	2.31
25.01 to 40.00	2,607	3.04	3,120	3.85	3,134	4.59
Total	2,758	2.92	4,051	3.37	4,815	3.79

Disclosure of weighted average grant-date fair value of units granted
The following table summarises the weighted average grant date fair values per unit:

Restricted Stock Units and Performance Share Units	2021	2020
Grant date fair value - service conditions (US$)	47.77	34.45
Grant date fair value - service and performance conditions (US$)	47.68	33.46